Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
14.
Share-based payments

The continuity of share-based payments reserve activity during the years was as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Balance, beginning of the year	$93,515,510	$64,280,247	$63,924,814
Vesting and forfeiture of options	—	2,970	180,587
Vesting and forfeiture of DSUs	2,321,445	11,100,686	4,650,337
Vesting of RSUs	40,757,669	25,853,678	—
DSU exercise	(15,467,160)	(2,733,328)	(400,000)
RSU exercise	(13,321,000)	(460,225)	—
Option exercise	(80,511)	(3,961,898)	(3,978,991)
Expired options	(12,091,112)	(566,620)	(96,500)
Balance, end of the year	$95,634,841	$93,515,510	$64,280,247

(a)
Option plan:

The Company has an incentive share option plan (“the Plan”) whereby the Company may grant to directors, officers, employees and consultants options to purchase shares of the Company. The Plan provides for the issuance of share options to acquire up to 10% of the Company’s issued and outstanding capital at the date of grant. The Plan is a rolling plan, as the number of shares reserved for issuance pursuant to the grant of stock options will increase as the Company’s issued and outstanding share capital increases. Options granted under the Plan will be for a term not to exceed five years. Following the adoption of the 2024 Incentive Compensation Plan, no new stock options will be granted under the Plan.

The plan provides that it is solely within the discretion of the Board to determine who would receive share options and in what amounts. In no case (calculated at the time of grant) shall the plan result in:

•
the number of options granted in a twelve-month period to any one consultant exceeding 2% of the issued shares of the Company;
•
the aggregate number of options granted in a twelve-month period to any one optionee exceeding 5% of the outstanding shares of the Company; and
•
the number of options granted in a twelve-month period to employees and management company employees undertaking investor relations activities exceeding in aggregate 2% of the issued shares of the Company.

Share option transactions continuity during the years were as follows (in number of options):

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance, beginning of year	913,125	$10.17	1,455,625	$8.34	2,030,125	$9.12
Granted	—	—	—	—	12,500	16.00
Exercised	(10,000)	4.00	(489,166)	4.21	(330,750)	7.55
Expired	(828,125)	9.72	(53,334)	15	—	—
Cancelled	—	—	—	—	(256,250)	15.85
Balance, end of year	75,000	$16.00	913,125	$10.17	1,455,625	$8.34

Activity during the year ended December 31, 2025

On January 24, 2025, 10,000 options with exercise prices of $4.00, were exercised for gross proceeds of $40,000. The closing market price of the Company’s common shares on the date of exercise was $5.72.

On July 20, 2025, 828,125 options with weighted average exercise prices of $9.72, expired, unexercised.

Activity during the year ended December 31, 2024

During the year ended December 31, 2024, 489,166 options with weighted average exercise prices of $4.21, were exercised for gross proceeds of $2,057,500 and 53,334 options with exercise prices of $15.00, expired, unexercised. All option exercises during the year ended December 31, 2024 occurred prior to the closing of the Company’s IPO on November 29, 2024.

Activity during the year ended December 31, 2023

On May 14, 2023, the Company granted 12,500 options with exercise prices of $16.00 and an expiry date of May 14, 2028. The options vested immediately on the date of grant. The fair value of the options of $1.902 was estimated using the Black-Scholes option pricing model, with the following weighted average assumptions: a market price of common shares of $16.00, expected dividend yield of 0%, expected volatility of 51% based on the historic volatility of comparable companies, risk-free interest rate of 2.94% and an expected life of 5.0 years. During the year December 31, 2023, the Company recognized an expense of $95,100 included in the consolidated statements of loss and other comprehensive loss.

During the year ended December 31, 2023, 330,750 options with weighted average exercise prices of $7.55, were exercised for gross proceeds of $2,497,500 and 256,250 options with exercise prices of $15.85, were cancelled.

At December 31, 2025, outstanding options to acquire common shares of the Company were as follows:

Date of expiry	Options outstanding	Options exercisable	Exercise price
January 20, 2027	62,500	62,500	$16.00
May 11, 2028	12,500	12,500	$16.00
	75,000	75,000

(b)
Deferred share units plan (“DSU”):

The Company has a DSU plan that provides for the grant of DSUs to employees, officers or directors of the Company. The Plan allows the Company the ability to issue one common share from treasury for each DSU held on the date upon which the participant ceases to be a director, officer or employee of the Company. The maximum number of Common Shares available for issuance under the DSU plan may not exceed 10% of the fully diluted issued share capital of the Company at any time.

DSU transactions continuity during the years were as follows (in number of DSUs):

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Balance, beginning of year	4,102,083	3,552,083	3,264,583
Forfeit	—	(173,958)	—
Exercised	(962,500)	(82,292)	(25,000)
Granted	666,500	806,250	312,500
Balance, end of year	3,806,083	4,102,083	3,552,083

Of the 3,806,083 DSUs outstanding, 2,921,917 have vested.

The 1,675,000 DSUs granted during the year ended December 31, 2015 had the following vesting conditions:

(i)
As to one-third of the DSUs, vesting shall occur immediately;
(ii)
As to the second one-third, upon the later of (a) completion by the Company of a pre-feasibility study or feasibility study; and (b) receipt by the Company of the preliminary license for the project; and
(iii)
As to the final one third of the DSUs, upon the Company completing arrangements for project construction financing, as detailed in the pre-feasibility study or feasibility study for the project.

Of the 1,675,000 DSUs granted, 141,667 were forfeited, unvested, and 1,116,667 DSUs have vested, of which 166,667 were exercised and 83,333 were cancelled. The remaining 416,666 DSUs, which have the vesting condition (iii) above, were revised such that the vesting condition previously estimated to be met December 2019 was changed to June 30, 2023, then to March 31, 2024, then to March 31, 2025, and then to June 30, 2026, as that is the estimated timeline. The estimated fair value of the DSUs at the date of grant is recognized over the vesting period. During the year ended December 31, 2025, the Company expensed $25,215 related to this amortization (years ended December 31, 2024 and 2023 – $113,480 and $111,302, respectively) of which, $5,044 (years ended December 31, 2024 and 2023 – $22,697 and $22,260, respectively) was capitalized to exploration and evaluation assets, with the remaining $20,171 (years ended December 31, 2024 and 2023 - $90,783 and $89.042, respectively) was charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at grant date were valued using an estimated market price of $10.00.

On August 9, 2019, the Company granted 125,000 DSUs. 50,000 DSUs vested immediately, while 37,500 DSU’s would vest when the Company obtained its installation license for the Autazes project estimated to be March 31, 2022 and the final 37,500 DSUs would vest upon the Company initiating project construction estimated to be in July 2022. The expected vesting dates of the DSUs were subsequently revised such that the DSUs expected to vest March 31, 2022 and July 2022 are expected to vest early in 2024 and March 31, 2025, respectively. On March 28, 2024, the 50,000 DSUs that were vested were exercised and the remaining 75,000 DSUs were forfeited, unvested. The fair value of the DSUs at the date of grant is amortized over the vesting period. During the year ended December 31, 2025, the Company recorded an expense of $nil (years ended December 31, 2024 and 2023 – a recovery of $1,087,113 and an expense of $105,410, respectively) capitalized to exploration and evaluation assets. The fair value of the DSUs at the date of grant was valued using an estimated market price of $15.00.

On February 15, 2022, the Company granted 862,500 DSUs. The DSUs vest in six equal tranches every six months over a three-year term. On August 15, 2022, 506,250 of the DSUs were cancelled, on December 23, 2024, 5,208 of the DSUs were exercised and during the year ended December 31, 2024, 7,292 of the DSUs were forfeited. The fair value of the DSUs is amortized over the vesting period. During the year ended December 31, 2025, the Company recognized an expense of $38,468 (years ended December 31, 2024 and 2023 - $499,340 and 1,674,489) related to this amortization charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

On September 16, 2022, the Company granted 1,250,000 DSUs. The DSUs vested immediately. During the year ended December 31, 2023, 25,000 DSUs were exercised and during the year ended December 31, 2025, 475,000 DSUs were exercised. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

On May 11, 2023, the Company granted 225,000 DSUs. The DSUs vested immediately. On September 3, 2025, 50,000 DSUs were exercised. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

On October 11, 2023, the Company granted 87,500 DSUs to consultants of the Company. 25,000 of the DSUs vest in four equal installments over twelve months from the date of grant and 62,500 DSUs vest on October 11, 2024. On November 3, 2025, 62,500 DSUs were exercised. During the year ended December 31, 2025, the Company recognized an expense of $nil (years ended December 31, 2024 and 2023 –$994,690 and $405,310, respectively), related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

On May 23, 2024, the Company granted 312,500 DSUs to a director and a consultant of the Company. The DSUs vested immediately. On June 14, 2024, 62,500 of the DSUs were exercised and on July 25, 2025, 250,000 DSUs were exercised. During year ended December 31, 2025, the Company recognized an expense of $nil (year ended December 31, 2024 - $5,000,000), related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

On June 20, 2024, the Company granted 187,500 DSUs to a former director and a consultant of the Company. 125,000 of the DSUs vested immediately. Of the remaining 62,500 DSUs, 12,500 vested immediately and 50,000 vest in 4 equal installments annually from the date of grant. On July 25, 2025, 125,000 of the DSUs were exercised. During the year ended December 31, 2025, the Company recognized an expense of $310,331 (year ended December 31, 2024 - $2,421,443) related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

On June 28, 2024, the Company granted 56,250 DSUs to a company on which a former director of the Company is the founder and CIO. The DSUs vested immediately. On July 11, 2024, the DSUs were exercised. During the year ended December 31, 2025, the Company recognized an expense of $nil (year ended December 31, 2024 - $900,000), related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00. On July 11, 2024, the DSUs were exercised.

On August 12, 2024, the Company granted 250,000 DSUs under the Company’s 2024 Incentive Compensation Plan to the Chair of the Company’s advisory board. The DSUs vest in four equal tranches every six months beginning on the date of grant. During the year ended December 31, 2025, the Company recognized an expense of $1,417,724 (year ended December 31, 2024 - $2,258,846), related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $15.00.

On June 5, 2025, the Company granted 299,000 DSUs under the Company’s 2024 Incentive Compensation Plan to an employee and a consultant of the Company. The DSUs vest immediately on the date of grant. During the year ended December 31, 2025, the Company recognized an expense of $505,310 (year ended December 31, 2024 - $nil), related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $1.69.

On December 22, 2025, the Company granted 367,500 DSUs under the Company’s 2024 Incentive Compensation Plan to directors of the Company. The DSUs vest in eight equal tranches, every three months from the date of grant. During the year ended December 31, 2025, the Company recognized an expense of $24,397 (year ended December 31, 2024 - $nil), related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $1.97.

During the year ended December 31, 2025, the total amount related to the vesting of DSUs was an expense of $2,321,445 (years ended December 31, 2024 and 2023 –$11,100,686 and $4,650,337, respectively) of which an expense of $5,044 (years ended December 31, 2024 and 2023 – credit of $1,064,416 and an expense of $127,607, respectively) was charged to capitalized exploration and evaluation assets and an expense of $2,316,401 (years ended December 31, 2024 and 2023 - $12,165,102 and $4,522,667) is included in the consolidated statements of loss and other comprehensive loss.

(c)
Restricted share units plan (“RSU”):

The Incentive Compensation Plan provides for the grant of RSUs to employees, officers or directors of the Company. An award of restricted stock units confers upon a participant the right to Common Shares of the Company at the end of a specified deferral period. An award of restricted stock units carries no voting or other rights associated with share ownership prior to settlement.

RSU transactions continuity during the years were as follows (in number of RSUs):

	Year ended December 31, 2025	Year ended December 31, 2024
Balance, beginning of year	4,425,625	—
Granted	1,796,300	4,457,500
Exercised	(900,000)	(31,875)
Forfeit	(275,000)	—
Balance, end of year	5,046,925	4,425,625

Of the 5,046,925 RSUs outstanding, 3,664,750 have vested.

On July 1, 2024, the Company granted 3,087,500 restricted share units (“RSUs”) to directors, officers and consultants of the Company. The RSUs vest on the earlier of (i) the lock-up conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company. The fair value of the RSUs is amortized over the vesting period. On November 28, 2025, 100,000 RSUs were exercised and 275,000 RSUs were forfeited and on December 8, 2025, 50,000 RSUs were exercised. During the year ended December 31, 2025, the Company recognized an expense of $25,145,715 (year ended December 31, 2024 - $17,041,784) related to the estimated fair value of the RSUs of which a recovery of $95,833 (year ended December 31, 2024 – $2,345,832) was capitalized to exploration and evaluation assets and an expense of $25,241,548 (year ended December 31, 2024 –$14,695,952) is included in the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using an estimated market price of $15.00.

On August 12, 2024, the Company granted 87,500 restricted share units (“RSUs”) to consultants of the Company. The RSUs vest on the earlier of (i) the lock-up conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company. On December 8, 2025, 50,000 RSUs were exercised. The fair value of the RSUs is amortized over the vesting period. During the year ended December 31, 2025, the Company recognized an expense of $911,534 (year ended December 31, 2024 - $400,966) related to the estimated fair value of the RSUs at the date of grant which was capitalized to exploration and evaluation assets. The fair value of the RSUs at the date of grant was valued using an estimated market price of $15.00.

On October 9, 2024, the Company granted 387,500 RSUs to directors, officers and consultants of the Company. The RSUs vest in four equal tranches every six months, with the first tranche vesting on the date of grant. During the year ended December 31, 2025, 100,000 RSUs were exercised. During the year ended December 31, 2025, the Company recognized an expense of $2,882,760 (year ended December 31, 2024 - $2,666,743) related to the estimated fair value of the RSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using an estimated market price of $15.00.

On October 25, 2024, the Company granted 500,000 RSUs to a service provider of the Company. The RSUs vest in four (4) equal quarterly tranches over a twelve (12) month period with the first tranche vesting on the three (3) month anniversary of completion of the Company’s initial public offering and the remaining tranches vesting thereafter. During the year ended December 31, 2025 all 500,000 RSUs were exercised. During the year ended December 31, 2025, the Company recognized an expense of $5,207,294 (year ended December 31, 2024 - $2,292,706) related to the estimated fair value of the RSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using an estimated market price of $15.00.

On November 7, 2024, the Company granted 275,000 RSUs to consultants of the Company. Of the 275,000 RSUs, 100,000 vested immediately and the remaining 175,000 vest on the earlier of (i) the lock-up conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company. During the year ended December 31, 2025, the Company recognized an expense of $2,258,721 (year ended December 31, 2024 - $1,866,279) related to the estimated fair value of the RSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using the market price on the date of grant of $15.00.

On December 4, 2024, the Company granted 120,000 RSUs to consultants of the Company. The RSUs vested immediately. On June 27, 2025, 100,000 RSUs were exercised. During the year ended December 31, 2025, the Company recognized an expense of $nil (year ended December 31, 2024 - $1,585,200) related to the estimated fair value of the RSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using the market price on the date of grant of $13.21.

On January 6, 2025, the Company granted 511,000 RSUs to a director and a consultant of the Company. The RSUs vest in four equal quarterly tranches with the first tranche vesting on the date of grant. During the year ended December 31, 2025, the Company recognized an expense of $4,210,640 (year ended December 31, 2024 - $nil) related to the estimated fair value of the RSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using the market price on the date of grant of $8.24.

On December 22, 2025, the Company granted 1,285,300 RSUs to officers and consultants of the Company. The RSUs vest in four equal quarterly tranches every three months from the date of grant. During the year ended December 31, 2025, the Company recognized an expense of $131,005 (year ended December 31, 2024 - $nil) related to the estimated fair value of the RSUs at the date of grant of which $19,875 (year ended December 31, 2024 - $nil) was capitalized to exploration and evaluation assets and $111,130 (year ended December 31, 2024 - $nil) was charged to the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using the market price on the date of grant of $1.97.

During the year ended December 31, 2025, the total amount related to the vesting of RSUs was an expense of $40,747,669 (year ended December 31, 2024 –$25,853,678) of which $835,576 (year ended December 31, 2024 - $2,746,798) was capitalized to exploration and evaluation assets and $39,912,093 (year ended December 31, 2024 – $23,106,880) is included in the consolidated statements of loss and other comprehensive loss.